Income Taxes - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrealized foreign exchange losses on long‑term debt and tax loss and credit carryforwards	$ 56,000,000	$ 44,000,000
Unrecognized tax benefits that would impact tax expenses	1,000,000
Unrecognized tax benefits, interest expense	$ 0	$ 0